Stock-Based Compensation - Schedule of stock option activity (Details) - Employee stock option - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)	2,594,597
Granted (in shares)	965,944
Exercised (in shares)	0
Ending balance (in shares)	3,560,541	2,594,597
Exercisable (in shares)	2,594,597
Vested and expected to vest	3,560,541
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in dollars per share)	$ 3.79
Granted (in dollars per share)	10.52
Ending balance (in dollars per share)	5.61	$ 3.79
Exercisable (in dollars per share)	3.79
Vested and expected to vest (in dollars per share)	$ 5.61
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual term (in years)	8 years 2 months 12 days	8 years 6 months
Weighted average remaining contractual term, exercisable (in years)	7 years 7 months 6 days
Vested and expected to vest (in years)	8 years 2 months 12 days
Share Based Compensation Arrangement By Share Based Payment Award Options Aggregate Intrinsic Value [Abstract]
Beginning aggregate intrinsic value	$ 13,791
Exercisable aggregate intrinsic value	91,080
Ending aggregate intrinsic value	118,483	$ 13,791
Vested and expected to vest, aggregate intrinsic value	$ 118,483